Net sales - Narrative (Details) - EUR (€) € in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Remaining performance obligation	€ 19.5	€ 20.0